Parent Company Financial Information (Parent Company Only) (Schedule Of Balance Sheets) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS:
Cash and cash equivalents	$ 113,886	$ 141,705	$ 121,070	$ 65,217
Available-for-sale (“AFS”)	1,069,967	1,406,844
Other assets	40,090	50,837
Accrued interest	23,596	26,092
Deferred income tax assets	(20,437)	(25,042)
TOTAL ASSETS	9,186,449	9,378,304
LIABILITIES:
Accounts payable and accrued expenses	31,402	44,279
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized, no shares issued or outstanding	0	0
Common stock, $0.01 par value; 1,400,000,000 shares authorized, 147,840,268 and 155,379,739 shares issued and outstanding as of September 30, 2013 and 2012, respectively	1,478	1,554
Additional paid-in capital	1,235,781	1,292,122
Unearned compensation - ESOP	(44,603)	(47,575)
Retained earnings	432,203	536,150
AOCI, net of tax	7,267	24,207
Total stockholders' equity	1,632,126	1,806,458	1,939,529	961,950
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,186,449	9,378,304
Available-for-sale securities, amortized cost	1,058,283	1,367,925
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	147,840,268	155,379,739
Common stock, shares outstanding	147,840,268	155,379,739
Capitol Federal Financial [Member]
ASSETS:
Cash and cash equivalents	207,012	308,648	113,101	88,098
Investment in the Bank	1,370,426	1,379,357
Available-for-sale (“AFS”)		60,120
Note receivable - ESOP	47,260	50,087
Other assets	282	84
Accrued interest		263
Income tax receivable	3,031	3,092
Deferred income tax assets	4,186	7,103
TOTAL ASSETS	1,632,197	1,808,754
LIABILITIES:
Accounts payable and accrued expenses	71	2,296
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value; 1,400,000,000 shares authorized, 147,840,268 and 155,379,739 shares issued and outstanding as of September 30, 2013 and 2012, respectively	1,478	1,554
Additional paid-in capital	1,235,781	1,292,122
Unearned compensation - ESOP	(44,603)	(47,575)
Retained earnings	432,203	536,150
AOCI, net of tax	7,267	24,207
Total stockholders' equity	1,632,126	1,806,458
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,632,197	1,808,754
Available-for-sale securities, amortized cost	$ 0	$ 60,074
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	147,840,268	155,379,739
Common stock, shares outstanding	147,840,268	155,379,739